Other financial assets - Securities per issuing entity (Details) - Amortized cost € in Millions	12 Months Ended
Dec. 31, 2021 EUR (€)
Quoted bonds issued by sovereign states
Other financial assets
Amortized cost	€ 53
Nominal value	53
Fair value	53
Maximum value of sovereign states bonds included in other category	10
Quoted bonds issued by sovereign states, Fixed rate bonds | Italy
Other financial assets
Amortized cost	24
Nominal value	24
Fair value	€ 24
Maturity date	from 2022 to 2031
Rating - Moody's	Baa3
Rating - S&P	BBB
Quoted bonds issued by sovereign states, Fixed rate bonds | Italy | Minimum
Other financial assets
Nominal rate of return (%)	0.00%
Quoted bonds issued by sovereign states, Fixed rate bonds | Italy | Maximum
Other financial assets
Nominal rate of return (%)	1.75%
Quoted bonds issued by sovereign states, Fixed rate bonds | Foreign (outside Italy)
Other financial assets
Amortized cost	€ 16
Nominal value	16
Fair value	€ 16
Maturity date	from 2023 to 2025
Rating - Moody's	from Aa3 to Baa1
Rating - S&P	from AA to A
Quoted bonds issued by sovereign states, Fixed rate bonds | Foreign (outside Italy) | Minimum
Other financial assets
Nominal rate of return (%)	0.00%
Quoted bonds issued by sovereign states, Fixed rate bonds | Foreign (outside Italy) | Maximum
Other financial assets
Nominal rate of return (%)	0.20%
Quoted bonds issued by sovereign states, Floating rate bonds | Italy
Other financial assets
Amortized cost	€ 11
Nominal value	11
Fair value	€ 11
Maturity date	from 2022 to 2025
Rating - Moody's	Baa3
Rating - S&P	BBB
Quoted bonds issued by sovereign states, Floating rate bonds | Italy | Minimum
Other financial assets
Nominal rate of return (%)	0.22%
Quoted bonds issued by sovereign states, Floating rate bonds | Italy | Maximum
Other financial assets
Nominal rate of return (%)	0.43%
Quoted bonds issued by sovereign states, Floating rate bonds | Foreign (outside Italy)
Other financial assets
Amortized cost	€ 2
Nominal value	2
Fair value	€ 2
Nominal rate of return (%)	1.10%
Maturity date	2022
Rating - Moody's	Baa2
Rating - S&P	BBB